                              Janus Adviser Series
                          Janus Adviser Balanced Fund
                        Janus Adviser Flexible Bond Fund
                         Janus Adviser High-Yield Fund

                        Supplement dated March 23, 2006
                      to Currently Effective Prospectuses

Effective March 23, 2006, the following replaces the corresponding information regarding bank loan investments found in the GENERAL PORTFOLIO POLICIES OF THE FUNDS section under "OTHER TYPES OF INVESTMENTS" of the Prospectuses:

    - bank loans, which may be acquired through loan participations and assignments (no more than 20% of a Fund's total assets)

In addition, the GLOSSARY OF INVESTMENT TERMS is supplemented as follows:

    BANK LOANS include institutionally traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

                              Janus Adviser Series
                          Janus Adviser Balanced Fund

                        Supplement dated March 23, 2006
                       to Currently Effective Prospectus

Effective March 23, 2006, the following replaces the corresponding information regarding bank loan investments found in the GENERAL PORTFOLIO POLICIES section under "OTHER TYPES OF INVESTMENTS" of the Prospectus:

    - bank loans, which may be acquired through loan participations and assignments (no more than 20% of the Fund's total assets)

In addition, the GLOSSARY OF INVESTMENT TERMS is supplemented as follows:

    BANK LOANS include institutionally traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

                              Janus Adviser Series
                        Janus Adviser Flexible Bond Fund

                        Supplement dated March 23, 2006
                       to Currently Effective Prospectus

Effective March 23, 2006, the following replaces the corresponding information regarding bank loan investments found in the GENERAL PORTFOLIO POLICIES section under "OTHER TYPES OF INVESTMENTS" of the Prospectus:

    - bank loans, which may be acquired through loan participations and assignments (no more than 20% of the Fund's total assets)

In addition, the GLOSSARY OF INVESTMENT TERMS is supplemented as follows:

    BANK LOANS include institutionally traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

                              Janus Adviser Series
                         Janus Adviser High-Yield Fund

                        Supplement dated March 23, 2006
                       to Currently Effective Prospectus

Effective March 23, 2006, the following replaces the corresponding information regarding bank loan investments found in the GENERAL PORTFOLIO POLICIES section under "OTHER TYPES OF INVESTMENTS" of the Prospectus:

    - bank loans, which may be acquired through loan participations and assignments (no more than 20% of the Fund's total assets)

In addition, the GLOSSARY OF INVESTMENT TERMS is supplemented as follows:

    BANK LOANS include institutionally traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.